DISCONTINUED OPERATIONS (Tables) - Discontinued business	6 Months Ended
Sep. 30, 2021
2C intra-regional business and loan-facilitation related service
DISCONTINUED OPERATIONS
Schedule of discontinued operations, results

Six months ended
September 30,
2020
RMB
Operating expenses
Impairment for net assets transferred	(420,000)
Total operating expenses	(420,000)

Loss from operations	(420,000)
Loss from the divestiture of 2C intra-regional and loan facilitation business	(14,745)
Loss from discontinued operations before income tax expense	(434,745)
Income tax expense	—
Net loss from discontinued operations	(434,745)

2B business
DISCONTINUED OPERATIONS
Schedule of discontinued operations, results

Six months ended
September 30,
2020
RMB

Transaction facilitation revenue	5,198
Cost of revenues	(1,384)
Gross profit	3,814

Operating expenses
Sales and marketing	(8,063)
General and administrative	(1,218)
Total operating expenses	(9,281)

Gain from the divestiture of 2B business	735,956
Net income from discontinued operations	730,489

Schedule of discontinued operations, cash flow

Six months ended
September 30, 2020
RMB

Net cash used in operating activities	(9,491)